COMMON STOCK AND STOCK INCENTIVE PLANS - Intrinsic Value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2016
COMMON STOCK AND STOCK INCENTIVE PLANS
Market value of shares as reported by NASDAQ ((in dollars per share)			$ 2.00
Weighted average remaining contractual life of options exercisable	2 years 1 month 17 days	1 year 11 months 9 days
Weighted average remaining contractual life of options expected to vest	4 years 5 months 12 days	3 years 26 days